Operating segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 MXN ($) segment	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Operating segments
Number of geographic segments | segment	2	2
Total operating revenues	$ 2,169,803	$ 44,662,139	$ 22,159,591	$ 34,752,672
Non-derivatives financial instruments	$ (21,110)	(434,522)	(411,222)	(72,949)
Domestic (Mexico)
Operating segments
Total operating revenues		33,754,354	16,572,198	24,594,797
United States of America and Central America
Operating segments
Total operating revenues		11,342,307	$ 5,998,615	$ 10,230,824
United States of America
Operating segments
Total operating revenues		$ 5,343,692